Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale marketable securities
Marketable securities, Amortized Cost	$ 27,032	$ 31,575	$ 7,972
Marketable securities, Gross Unrealized Gains	11	11
Marketable securities, Gross Unrealized Losses	(1)	(6)	(3)
Marketable securities, Fair Value	27,042	31,580	7,969
Corporate debt securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost	2,513
Marketable securities, Gross Unrealized Losses	(1)
Marketable securities, Fair Value	2,512
Debt securities held in an unrealized position for less than 12 months	6
Fair value of debt securities in an unrealized position for less than 12 months	5,800
Domestic corporate debt securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost		10,260	5,023
Marketable securities, Gross Unrealized Losses		(6)	(3)
Marketable securities, Fair Value		10,254	5,020
Debt securities held in an unrealized position for less than 12 months		7
Fair value of debt securities in an unrealized position for less than 12 months		8,015
Corporate commercial paper
Available-for-sale marketable securities
Marketable securities, Amortized Cost	21,234
Marketable securities, Gross Unrealized Gains	11
Marketable securities, Fair Value	21,245
Domestic corporate commercial paper
Available-for-sale marketable securities
Marketable securities, Amortized Cost		18,987	2,949
Marketable securities, Gross Unrealized Gains		11
Marketable securities, Fair Value		18,998	2,949
U.S Government Securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost	3,285	2,328
Marketable securities, Fair Value	$ 3,285	$ 2,328